CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		11,163	(2,250)
Shares issued under employee stock option plan (in shares)		217,388
Stock options			26,835
Shares issued under the incentive share purchase plan		9,608
Shares issued under the incentive share purchase plan (in shares)		146,546
Shares issued under the Company's dividend reinvestment plan		4,943
Shares issued under the Company's dividend reinvestment plan (in shares)		80,331
Net income for the period						114,089
Other comprehensive loss for the period	(1,064)						(1,064)
Restricted share unit plan		(1,790)
Restricted share unit plan (in shares)		(22,800)
Balance at Jun. 30, 2011		3,102,141	103,139	24,858	15,166	554,354	27,326
Balance (in shares) at Jun. 30, 2011		169,141,820
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011	171,443,385	170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		677	(126)
Shares issued under employee stock option plan (in shares)		15,250
Stock options			20,311
Shares issued under the incentive share purchase plan		10,590
Shares issued under the incentive share purchase plan (in shares)		289,212
Shares issued under the Company's dividend reinvestment plan		7,570
Shares issued under the Company's dividend reinvestment plan (in shares)		210,378
Shares issued for purchase of mining property		2,447			499
Shares issued for purchase of mining property (in shares)		68,941
Non-controlling interest eliminated upon acquisition								(12,191)
Net income for the period						121,820
Dividends declared ($0.40 per share)						(68,304)
Other comprehensive loss for the period	(16,561)						(16,561)
Restricted share unit plan		(8,084)
Restricted share unit plan (in shares)		(228,112)
Balance at Jun. 30, 2012	$ 3,273,811	$ 3,194,581	$ 137,879	$ 24,858	$ 15,665	$ (75,505)	$ (23,667)
Balance (in shares) at Jun. 30, 2012	171,443,385	171,169,405